Cover	Nov. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-271439
Entity Registrant Name	Ludwig Enterprises, Inc.
Entity Central Index Key	0001960262
Entity Tax Identification Number	61-1133438
Entity Address, Address Line One	1749 Victorian Avenue
Entity Address, Address Line Two	#C-350
Entity Address, City or Town	Sparks
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89431
City Area Code	786
Local Phone Number	235-9026
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false